Business acquisitions and development projects (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Allocation of Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date:

Working capital	$152
Property, plant and equipment	110,857
Asset retirement obligation	(546)
Non-controlling interest (tax equity)	(38,633)
Total net assets acquired	$71,830

Working capital	$41,292
Property, plant and equipment	2,058,867
Goodwill	752,418
Regulatory assets	236,933
Other assets	43,609
Long-term debt	(907,547)
Regulatory liabilities	(145,594)
Pension and other post-employment benefits	(78,204)
Deferred income taxes liability, net	(418,855)
Other liabilities	(76,532)
Total net assets acquired	$1,506,387
Cash and cash equivalents	1,742
Total net assets acquired, net of cash and cash equivalents	$1,504,645
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date:

Working capital	$(10,808)
Property, plant and equipment	328,371
Construction loan	(261,952)
Asset retirement obligation	(2,092)
Deferred revenue	(1,156)
Deferred tax liability	(1,470)
Net assets acquired	$50,893
Cash and cash equivalents	$3,107
Net assets acquired, net of cash and cash equivalents	$47,786